SCHEDULE OF RECONCILIATION OF CASH AND RESTRICTED DEPOSITS (Details) - USD ($) $ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents		$ 23,271	$ 27,028
Restricted bank deposits	[1]	278	260
Total cash and cash equivalents and restricted bank deposits shown in the statement of cash flows		$ 23,549	$ 27,288

[1]	As of June 30, 2026, and December 31, 2025, the Company’s restricted deposits consisted of bank deposits that were denominated in New Israeli Shekel. Restricted deposits are presented at cost including accrued interest. These bank deposits are used as security for collateralizing the Company’s lease contracts.